Other Operating Expenses - Summary of Other Operating Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Other Operating Expenses [abstract]
IT related expenses		€ 779	€ 737	€ 740
Office expenses		564	587	580
Advertising and public relations		402	455	404
Travel and accommodation expenses		179	178	169
External advisory fees		358	353	320
Audit and non-audit services		26	22	19
Postal charges		54	50	48
Depreciation of property and equipment		312	319	330
Amortisation of intangible assets		209	179	187
Impairments and reversals on property and equipment and intangibles		19	18	107
Regulatory costs		947	901	845
Addition/(unused amounts reversed) of provision for reorganisations and relocations		4	(5)	1,189
Addition/(unused amounts reversed) of other provisions		(13)	167	213
Contributions and subscriptions		91	91	82
Other		1,332	575	342
Other operating expense	[1]	€ 5,262	€ 4,627	€ 5,575

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.